SUPPLEMENT DATED JULY 21, 2003 TO THE
                                                         TRAVELERS VARIABLE LIFE
                                                    PROSPECTUS DATED MAY 1, 2003


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE FEE TABLES SECTION UNDER "CHARGES FOR OPTIONAL RIDERS."

           CHARGE            WHEN WE DEDUCT THE CHARGE                 AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lapse Protection Guarantee   Not applicable            Current Charge:         No Charge
Rider (lifetime)
                                                       --------------------------------------------------
                                                       GUARANTEED CHARGE:      NO CHARGE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lapse Protection Guarantee   Monthly from the          Current Charge:         $10 per month
Rider (20 year)              unloaned portion of the
                             Cash Value on the
                             Deduction Date until the
                             earliest of the first
                             twenty (20) Policy Years
                             or the Maturity

                                                       --------------------------------------------------
                                                       GUARANTEED CHARGE:      $10 PER MONTH


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE OTHER BENEFITS SECTION UNDER "RIDERS (SUPPLEMENTAL INSURANCE BENEFITS)."


LAPSE PROTECTION GUARANTEE         This Rider is only available with Death
RIDER (LIFETIME)                   Benefit Option 1. The Rider provides that if,
                                   during the lifetime of the Insured the total premiums paid, less any outstanding loans or partial surrenders equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection
                                   Guarantee will apply. With this Rider, the Policy will not lapse on a Monthly Deduction
                                   Day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.
                                   The Monthly Lapse Protection Premium will change to reflect any changes you make to the Stated Amount or Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing you the new Monthly Lapse Protection Premium that must be met. This Rider may be cancelled if you switch to Death Benefit Option 2. The
                                   Monthly Lapse Protection Premium requirement increases after the 10th Policy Year.

LAPSE PROTECTION GUARANTEE         This Rider is only available with Death
RIDER (20 YEAR)                    Benefit Option 1. The Rider provides that if,
                                   during the first 20 Policy Years, the total premiums paid, less any outstanding loans or partial surrenders equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection
                                   Guarantee will apply. With this Rider, the Policy will not lapse on a Monthly Deduction
                                   Day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.
                                   The Monthly Lapse Protection Premium will change to reflect any changes you make to the Stated Amount or Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing you the new Monthly Lapse Protection Premium that must be met. This Rider may be cancelled if you switch to Death Benefit Option 2. There is a charge for this Rider.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE LAPSE AND REINSTATEMENT SECTION UNDER "LAPSE PROTECTION GUARANTEE RIDER."

                   LAPSE PROTECTION GUARANTEE RIDER (LIFETIME)

This rider is available only with Death Benefit Option 1 (the Level Option). The Rider provides that if, during the lifetime of the Insured, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, Age of the Insured and the Stated Amount of the Policy. With this Rider, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.


                   LAPSE PROTECTION GUARANTEE RIDER (20 YEAR)

This 20 Year rider is available only with Death Benefit Option 1 (the Level Option). The 20 Year Rider provides that if, during the first 20 Policy Years, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, Age of the Insured and the Stated Amount of the Policy. With this Rider, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to the Rider under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The 20 Year Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.

July 21, 2003                                                            L-23016